Goodwill and Other Intangibles (CenterPoint Energy and CERC) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 4,882	$ 757
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	68	2
Accumulated Amortization	(10)	(1)
Net Balance	58	1
Amortization expense of intangible assets recorded in Depreciation and amortization	(24)	0	$ 0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	8
2021	6
2022	6
2023	6
2024	5
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	33	0
Accumulated Amortization	(4)	0
Net Balance	29	0
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	16	0
Accumulated Amortization	(1)	0
Net Balance	15	0
Construction backlog [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	5	0
Accumulated Amortization	(4)	0
Net Balance	1	0
Operation and maintenance agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	12	0
Accumulated Amortization	0	0
Net Balance	12	0
Other [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	2	2
Accumulated Amortization	(1)	(1)
Net Balance	1	1
Indiana Electric Integrated [Member]
Goodwill [Line Items]
Goodwill	1,121	0
Goodwill, Acquired During Period	1,121
Natural Gas Distribution [Member]
Goodwill [Line Items]
Goodwill	3,312	746
Goodwill, Acquired During Period	2,566
Energy Services [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Deferred Tax Liabilities	25
Goodwill, Impairment Loss, Net of Tax	45
Infrastructure Services [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Net deferred tax liability	123
Deferred Tax Liabilities	123
Corporate and Other [Member]
Goodwill [Line Items]
Goodwill	449	11
Goodwill, Acquired During Period	438
Vectren acquisition [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	4,125
CenterPoint Energy Resources Corp.
Goodwill [Line Items]
Goodwill	757	757
CenterPoint Energy Resources Corp. | Natural Gas Distribution [Member]
Goodwill [Line Items]
Goodwill	746	746
CenterPoint Energy Resources Corp. | Energy Services [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Deferred Tax Liabilities	25
Goodwill, Impairment Loss, Net of Tax	48
CenterPoint Energy Resources Corp. | Corporate and Other [Member]
Goodwill [Line Items]
Goodwill	11	11
Depreciation and amortization expense [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense of intangible assets recorded in Depreciation and amortization	(5)	0	0
Non-utility cost of revenues [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense of intangible assets recorded in Depreciation and amortization	(4)	$ 0	$ 0
Vectren [Member]
Goodwill [Line Items]
Goodwill	4,339
Vectren [Member] | Depreciation and amortization expense [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense of intangible assets recorded in Depreciation and amortization	$ (5)